FINANCIAL INSTRUMENTS - RISK MANAGEMENT - Financial liabilities by category (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Amortized cost.
Financial liabilities by category
Financial liabilities	$ 419,463,134	$ 431,890,981
Mandatorily measured at fair value through profit or loss
Financial liabilities by category
Financial liabilities	4,218,822	14,713,906
Trade and other payables | Amortized cost.
Financial liabilities by category
Financial liabilities	141,779,322	156,742,677
Trade and other payables | Mandatorily measured at fair value through profit or loss
Financial liabilities by category
Financial liabilities	3,135,008	11,989,792
Borrowing | Amortized cost.
Financial liabilities by category
Financial liabilities	157,926,152	178,852,080
Secured Notes | Amortized cost.
Financial liabilities by category
Financial liabilities	102,270,445	80,809,686
Lease liability | Amortized cost.
Financial liabilities by category
Financial liabilities	16,411,981	11,284,137
Consideration for acquisition | Amortized cost.
Financial liabilities by category
Financial liabilities	1,075,234	4,202,401
Consideration for acquisition | Mandatorily measured at fair value through profit or loss
Financial liabilities by category
Financial liabilities	$ 1,083,814	$ 2,724,114